Shareholders' Deficit	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Stockholders' Equity Note [Abstract]
Shareholders' Deficit
Note 7 — Shareholders’ Deficit
Preference shares
 — The Company is authorized to issue a total of 1,000,000 preference shares at par value of $0.0001 each. At September 30, 2022 and December 31, 2021, there were no preference shares issued or outstanding.
Class
 A Ordinary shares
 — The Company is authorized to issue a total of 200,000,000 Class A ordinary shares at par value of $0.0001 each. At September 30, 2022 and December 31, 2021, there were 34,500,000 and 0 Class A ordinary shares outstanding, all of which is subject to possible redemption.
Class
 B Ordinary shares
 — The Company is authorized to issue a total of 20,000,000 Class B ordinary shares at par value of $0.0001 each. At September 30, 2022 and December 31, 2021, there were 8,625,000 Class B ordinary shares issued and outstanding, respectively.
On December 31, 2020, the Sponsor paid $25,000, or approximately $0.003 per share, to cover certain offering costs in consideration for 7,187,500 Class B ordinary shares, par value $0.0001 per share. On February 25, 2021, the Company effected a share dividend whereby the Company issued 1,437,500 Class B ordinary shares, resulting in an aggregate of 8,625,000 Class B ordinary shares outstanding. All share and per-share
amounts have been retroactively restated to reflect the share dividend.
Holders of the Class A ordinary shares and holders of the Class B ordinary shares will vote together as a single class on all matters submitted to a vote of the Company’s shareholders, except as required by law; provided that only holders of Class B ordinary shares will have the right to appoint and remove directors in any general meeting held prior to or in connection with the completion of an initial Business Combination. Unless specified in the Company’s amended and restated memorandum and articles of association, or as required by applicable provisions of the Companies Act or applicable stock exchange rules, the affirmative vote of a majority of the Company’s ordinary shares that are voted is required to approve any such matter voted on by its shareholders.
The Class B ordinary shares will automatically convert into Class A ordinary shares concurrently with or immediately following the consummation of the initial Business Combination on a one-for-one
basis, subject to adjustment for share
sub-divisions,
share capitalizations, reorganizations, recapitalizations and the like, and subject to further adjustment as provided herein. In the case that additional Class A ordinary shares or equity-linked securities are issued or deemed issued in connection with the initial Business Combination, the number of Class A ordinary shares issuable upon conversion of all Founder Shares will equal, in the aggregate, 20% of the total number of Class A ordinary shares outstanding after such conversion (after giving effect to any redemptions of Class A ordinary shares by Public Shareholders), including the total number of Class A ordinary shares issued, or deemed issued or issuable upon conversion or exercise of any equity-linked securities or rights issued or deemed issued, by the Company in connection with or in relation to the consummation of the initial Business Combination, excluding any Class A ordinary shares or equity-linked securities exercisable for or convertible into Class A ordinary shares issued, or to be issued, to any seller in the initial Business Combination and any Private Placement Warrants issued to the Sponsor, officers or directors upon conversion of Working Capital Loans; provided that such conversion of Founder Shares will never occur on a less than one-for-one
basis.

Note 7 — Shareholder’s (Deficit) Equity
Preference shares
 — The Company is authorized to issue a total of 1,000,000 preference shares at par value of $0.0001 each. At December 31, 2021 and 2020, there were no preference shares issued or outstanding.
Class A Ordinary Shares
 — The Company is authorized to issue a total of

200,000,000

Class A Ordinary Shares at par value of
 $
0.0001
 each. At December 31, 2021 and 2020, there were
34,500,000
and
0
Class A Ordinary Shares outstanding, all of which is subject to possible redemption.
Class
 B Ordinary Shares
 — The Company is authorized to issue a total
 of 20,000,000
Class B Ordinary Shares at par value
 of $0.0001
each. At December 31, 2021 and 2020,
there 8,625,000
Class B Ordinary Shares issued and outstanding, respectively.
On December 31, 2020, the Sponsor paid $25,000, or approximately $0.003 per share, to cover certain offering costs in consideration for 7,187,500 Class B Ordinary Shares, par value $0.0001 per share. On February 25, 2021, the Company effected a share dividend whereby the Company issued 1,437,500 Class B Ordinary Shares, resulting in an aggregate of 8,625,000 Class B Ordinary Shares outstanding. All share and per-share
amounts have been retroactively restated to reflect the share dividend.
Holders of the Class A Ordinary Shares and holders of the Class B ordinary shares will vote together as a single class on all matters submitted to a vote of the Company’s shareholders, except as required by law; provided that only holders of Class B ordinary shares will have the right to appoint and remove directors in any general meeting held prior to or in connection with the completion of an initial Business Combination. Unless specified in the Company’s amended and restated memorandum and articles of association, or as required by applicable provisions of the Companies Act or applicable stock exchange rules, the affirmative vote of a majority of the Company’s ordinary shares that are voted is required to approve any such matter voted on by its shareholders.
The Class B ordinary shares will automatically convert into Class A ordinary shares concurrently with or immediately following the consummation of the initial Business Combination on a one-for-one
basis, subject to adjustment for share
sub-divisions,
share capitalizations, reorganizations, recapitalizations and the like, and subject to further adjustment as provided herein. In the case that additional Class A ordinary shares or equity-linked securities are issued or deemed issued in connection with the initial Business Combination, the number of Class A ordinary shares issuable upon conversion of all Founder Shares will equal, in the aggregate, 20
% of the total number of Class A ordinary shares outstanding after such conversion (after giving effect to any redemptions of Class A ordinary shares by Public Shareholders), including the total number of Class A ordinary shares issued, or deemed issued or issuable upon conversion or exercise of any equity-linked securities or rights issued or deemed issued, by the Company in connection with or in relation to the consummation of the initial Business Combination, excluding any Class A ordinary shares or equity-linked securities exercisable for or convertible into Class A ordinary shares issued, or to be issued, to any seller in the initial Business Combination and any Private Placement Warrants issued to the Sponsor, officers or directors upon conversion of Working Capital Loans; provided that such conversion of Founder Shares will never occur on a less than one-for-one
basis.